UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

[OBJECT OMITTED]Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one.): |_| is a restatement
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Life Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck        Fairfield, Ohio        February 9, 2010
    ------------------------        ---------------        ----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                         -----------
Form 13F Information Table Entry Total        7
                                         -----------
Form 13F Information Table Value Total     96,659
                                         -----------
                                         (thousands)

List of Other Included Managers

No.   File No.         Name

01    028-10798        Cincinnati Financial Corporation


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

                                 Column  2      Column 3    Column 4       Column 5       Column 6    Column 7       Column 8
                                   Title                                Shares/   SH/    Investment     Oth
Issuer                           of Class        Cusip      FMV (000)   Principal PRN       Dis         Mgrs   Sole   Shared   None

ALLIANCEBERNSTEIN HOLDING LP     COMMON         01881G106     52,350   1,863,000  SH    SHARED-OTHER   01      -    1,863,000  -
DUKE ENERGY CORP                 COMMON         26441C105     14,431     838,500  SH    SHARED-OTHER   01      -      838,500  -
JOHNSON & JOHNSON                COMMON         478160104      8,051     125,000  SH    SHARED-OTHER   01      -      125,000  -
PARTNERRE LTD                    COMMON         G6852T105      3,571      47,828  SH    SHARED-OTHER   01      -       47,828  -
PFIZER INC                       COMMON         717081103      8,959     492,500  SH    SHARED-OTHER   01      -      492,500  -
SPECTRA ENERGY CORP              COMMON         847560109      8,599     419,250  SH    SHARED-OTHER   01      -      419,250  -
SYSCO CORP                       COMMON         871829107        699      25,000  SH    SHARED-OTHER   01      -       25,000  -

                                                              96,659

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